Other Long-Term Financial Liabilities - Schedule of Movements in Telesat Lightspeed Financing Warrants (Details) $ in Thousands	2 Months Ended
Dec. 31, 2024 CAD ($)
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Balance beginning	$ 604,280
Change in fair value	12,870
Impact of foreign exchange	(15)
Balance on December 31, 2024	617,135
Government of Canada [Member]
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Balance beginning	509,118
Change in fair value	10,843
Impact of foreign exchange	(13)
Balance on December 31, 2024	519,948
Government of Quebec [Member]
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Balance beginning	95,162
Change in fair value	2,027
Impact of foreign exchange	(2)
Balance on December 31, 2024	$ 97,187